SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Earnings per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Numerator:
Amount for basic earnings per share	$ 5,417		$ 1,359
Changes in fair value of warrant derivatives liabilities	113		0
Amount for diluted earnings per share	$ 5,530		$ 1,359
* Denominator:
Denominator for basic earnings per share - weighted average of shares	3,241,500		3,241,500
Effect of dilutive warrants	353,372	[1]	0	[1]
Denominator for diluted net earnings per share - weighted average shares and assuming dilution	3,594,872		3,241,500
Basic earnings per share attributed to Micronet Enertec stockholders	$ 1.67	[1]	$ 0.42	[1]
Diluted earnings per share attributed to Lapis stockholders	$ 1.54	[1]	$ 0.42	[1]

[1]	Giving retrospective effect to the reverse split- see Note 19.